Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Amount Due to Related Parties [Abstract]
Schedule of amounts due to related parties
	December 31,	December 31,
Name of related party	2022	2021
Mr. Song (1)	$912,351	$135,718

(1)	The Company’s CEO and Chairman